Significant Accounting Policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total current assets	$ 31,042	$ 29,158
Total assets	94,462	92,437
Deferred tax liabilities - noncurrent	4,214	4,217
Total liabilities and shareholders’ equity	$ 94,462	92,437
Adjustments for New Accounting Principle, Early Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes		0
Total current assets		29,158
Total assets		92,437
Deferred tax liabilities - noncurrent		4,217
Total liabilities and shareholders’ equity		92,437
Adjustments for New Accounting Principle, Early Adoption | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes		1,220
Total current assets		30,378
Total assets		93,657
Deferred tax liabilities - noncurrent		5,437
Total liabilities and shareholders’ equity		93,657
Adjustments for New Accounting Principle, Early Adoption | Scenario, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes		(1,220)
Total current assets		(1,220)
Total assets		(1,220)
Deferred tax liabilities - noncurrent		(1,220)
Total liabilities and shareholders’ equity		$ (1,220)